Consolidated Statements of Cash Flows (USD $)	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Dec. 28, 2014	Apr. 28, 2013	Apr. 29, 2012
Financing activities:
Exercise of stock options	$ 1,000,000	$ 0	$ 0	$ 113,000,000	$ 83,000,000
Successor [Member]
Operating Activities:
Net income/(loss)		(72,000,000)	672,000,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation		231,000,000	430,000,000
Amortization		49,000,000	100,000,000
Amortization of deferred debt issuance costs		29,000,000	45,000,000
Deferred tax (benefit)/provision		(298,000,000)	(174,000,000)
Inventory fair value step-up charged to cost of products sold		383,000,000	0
Net losses on divestitures		0	0
Impairment on assets held for sale		0	0
Pension contributions		(152,000,000)	(102,000,000)
Impairment loss on indefinite-lived trademarks and other intangibles		0	221,000,000
Asset write-downs from Fiscal 2012 productivity initiatives		0	0
Unrealized gain on derivative instruments		(118,000,000)	0
Other items, net		50,000,000	151,000,000
Changes in current assets and liabilities, excluding effects of acquisitions and divestitures:
Receivables (includes proceeds from securitization)		(119,000,000)	(4,000,000)
Inventories		84,000,000	153,000,000
Prepaid expenses and other current assets		44,000,000	(1,000,000)
Accounts payable		(90,000,000)	562,000,000
Accrued liabilities		78,000,000	(132,000,000)
Income taxes		(64,000,000)	219,000,000
Cash provided by/(used for) operating activities		35,000,000	2,140,000,000
Investing activities:
Capital expenditures		(202,000,000)	(399,000,000)
Proceeds from disposals of property, plant and equipment		6,000,000	54,000,000
Acquisitions of business, net of cash on hand		(21,494,000,000)	0
Proceeds from divestitures		26,000,000	0
Sale of short-term investments		0	0
Change in restricted cash		0	0
Other items, net		(7,000,000)	(4,000,000)
Cash used for investing activities		(21,671,000,000)	(349,000,000)
Financing activities:
Payments on long-term debt		(2,670,000,000)	(1,103,000,000)
Proceeds from long-term debt		12,575,000,000	0
Debt issuance costs		(321,000,000)	0
Net (payments)/proceeds on commercial paper and short-term debt		(1,641,000,000)	(3,000,000)
Common dividends		0	0
Preferred dividends		(360,000,000)	(720,000,000)
Purchases of treasury stock		0	0
Exercise of stock options		0	0
Acquisition of subsidiary shares from noncontrolling interests		0	0
Proceeds from issuance of common stock		8,500,000,000	0
Proceeds from Issuance of Redeemable Preferred Stock		7,633,000,000	0
Proceeds from Issuance of Warrants		367,000,000	0
Other items, net		26,000,000	6,000,000
Cash provided by/(used for) financing activities		24,109,000,000	(1,820,000,000)
Effect of exchange rate changes on cash and cash equivalents		(14,000,000)	(132,000,000)
Net increase/(decrease) in cash and cash equivalents		2,459,000,000	(161,000,000)
Cash and cash equivalents at beginning of period		0	2,459,000,000
Cash and cash equivalents at end of period		2,459,000,000	2,298,000,000
Predecessor [Member]
Operating Activities:
Net income/(loss)	(192,000,000)			1,027,000,000	941,000,000
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	36,000,000			302,000,000	296,000,000
Amortization	4,000,000			42,000,000	43,000,000
Amortization of deferred debt issuance costs	1,000,000			5,000,000	4,000,000
Deferred tax (benefit)/provision	(20,000,000)			(87,000,000)	(95,000,000)
Inventory fair value step-up charged to cost of products sold	0			0	0
Net losses on divestitures	0			20,000,000	0
Impairment on assets held for sale	0			36,000,000	0
Pension contributions	(7,000,000)			(69,000,000)	(23,000,000)
Impairment loss on indefinite-lived trademarks and other intangibles	0			0	0
Asset write-downs from Fiscal 2012 productivity initiatives	0			0	59,000,000
Unrealized gain on derivative instruments	0			0	0
Other items, net	21,000,000			83,000,000	74,000,000
Changes in current assets and liabilities, excluding effects of acquisitions and divestitures:
Receivables (includes proceeds from securitization)	(3,000,000)			(166,000,000)	172,000,000
Inventories	(183,000,000)			(49,000,000)	61,000,000
Prepaid expenses and other current assets	(18,000,000)			14,000,000	(12,000,000)
Accounts payable	(70,000,000)			169,000,000	(72,000,000)
Accrued liabilities	48,000,000			72,000,000	(20,000,000)
Income taxes	10,000,000			(9,000,000)	66,000,000
Cash provided by/(used for) operating activities	(373,000,000)			1,390,000,000	1,494,000,000
Investing activities:
Capital expenditures	(120,000,000)			(399,000,000)	(419,000,000)
Proceeds from disposals of property, plant and equipment	0			19,000,000	10,000,000
Acquisitions of business, net of cash on hand	0			0	(3,000,000)
Proceeds from divestitures	0			17,000,000	4,000,000
Sale of short-term investments	0			0	57,000,000
Change in restricted cash	34,000,000			4,000,000	(39,000,000)
Other items, net	(4,000,000)			(14,000,000)	(11,000,000)
Cash used for investing activities	(90,000,000)			(373,000,000)	(401,000,000)
Financing activities:
Payments on long-term debt	(440,000,000)			(224,000,000)	(1,441,000,000)
Proceeds from long-term debt	2,000,000			205,000,000	1,912,000,000
Debt issuance costs	0			0	0
Net (payments)/proceeds on commercial paper and short-term debt	481,000,000			1,090,000,000	(43,000,000)
Common dividends	0			666,000,000	619,000,000
Preferred dividends	0			0	0
Purchases of treasury stock	0			(139,000,000)	(202,000,000)
Exercise of stock options	1,000,000			113,000,000	83,000,000
Acquisition of subsidiary shares from noncontrolling interests	0			(80,000,000)	(55,000,000)
Proceeds from issuance of common stock	0			0	0
Proceeds from Issuance of Redeemable Preferred Stock	0			0	0
Proceeds from Issuance of Warrants	0			0	0
Other items, net	42,000,000			(43,000,000)	1,000,000
Cash provided by/(used for) financing activities	86,000,000			256,000,000	(364,000,000)
Effect of exchange rate changes on cash and cash equivalents	(30,000,000)			(127,000,000)	(122,000,000)
Net increase/(decrease) in cash and cash equivalents	(407,000,000)			1,146,000,000	607,000,000
Cash and cash equivalents at beginning of period	2,477,000,000			1,331,000,000	724,000,000
Cash and cash equivalents at end of period	$ 2,070,000,000			$ 2,477,000,000	$ 1,331,000,000